CONDENSED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
CONDENSED STATEMENTS OF OPERATIONS
Product revenue				$ 628,246
Cost of goods sold				458,675
Gross profit				169,571
Operating expenses:
Research and development	$ 1,720,488	$ 965,308	$ 4,972,881	5,278,768
Marketing and advertising	1,115,639	2,204,979	2,714,421	3,271,600
General and administrative	1,059,938	600,665	2,925,845	1,896,839
Total operating expenses	3,896,065	3,770,952	10,613,147	10,447,207
Loss from operations	(3,896,065)	(3,770,952)	(10,613,147)	(10,277,636)
Other income (expense):
Grant income			256,000
Change in fair value of warrant liability	2,523	(739,306)	(3,431,865)	(1,563,439)
Interest income and other, net	34,820	5,599	98,065	26,107
Total other income (expense), net	37,343	(733,707)	(3,333,800)	(1,537,332)
Net loss before taxes	(3,858,722)	(4,504,659)	(13,690,947)	(11,814,968)
Income taxes			0	0
Net loss	$ (3,858,722)	$ (4,504,659)	$ (13,690,947)	$ (11,814,968)
Basic loss per common share	$ (0.40)	$ (0.47)	$ (1.42)	$ (1.22)
Diluted loss per common share	$ (0.40)	$ (0.47)	$ (1.42)	$ (1.22)
Weighted-average number of basic shares outstanding	9,673,870	9,673,870	9,673,870	9,673,870
Weighted-average number of diluted shares outstanding	9,673,870	9,673,870	9,673,870	9,673,870